UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

                   Date of reporting period: December 31, 2007
                     --------------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

                                            MELLON OPTIMA L/S STRATEGY FUND, LLC


                                   SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------

                                                                                          PERCENTAGE OF
INVESTMENT FUNDS                                             COST              VALUE        NET ASSETS       LIQUIDITY+
-----------------------------------------------------------------------------------------------------------------------
OPPORTUNISTIC
Hunter Global Investors Fund I L.P.                     $  19,127,412      $  26,160,531        4.1%         Quarterly
Impala Fund LP                                             22,000,000         29,237,252        4.6%         Quarterly
Karsh Capital II, LP                                       28,125,331         38,045,308        6.0%         Quarterly
Kingdon Associates                                         25,283,055         34,586,288        5.4%         Quarterly
Raptor Global Fund L.P.                                    23,077,139         25,306,597        4.0%         Quarterly
Sage Opportunity Fund (QP), L.P.                           22,000,000         27,089,130        4.3%         Quarterly
                                                        -------------      -------------      -----
                                                          139,612,937        180,425,106       28.4%
                                                        -------------      -------------      -----
GROWTH
Alydar QP Fund, L.P.                                       20,570,236         26,863,403        4.2%         Quarterly
Chilton QP Investment Partners, L.P.                       21,000,000         25,296,029        4.0%         Annually
Copper Arch Fund, L.P.                                     21,000,000         23,609,722        3.7%         Quarterly
Highbridge Long/Short Equity Fund, L.P.                    21,643,955         33,976,688        5.4%         Quarterly
Intrepid Capital Fund (QP), L.P.                           19,932,041         23,528,303        3.7%         Quarterly
Maverick Fund USA, Ltd.                                    22,464,054         28,168,199        4.5%         Annually
Pequot Capital                                             20,000,000         29,389,431        4.6%         Annually
                                                        -------------      -------------      -----
                                                          146,610,286        190,831,775       30.1%
                                                        -------------      -------------      -----
VALUE
Amici Qualified Associates L.P.                            25,173,447         29,681,128        4.7%         Quarterly
Clovis Capital Partners Institutional, L.P.                23,247,705         30,656,697        4.8%         Quarterly
Delta Institutional, L.P.                                  19,624,302         22,552,771        3.5%         Quarterly
Kinetics Institutional Partners, L.P.                      22,000,000         35,492,916        5.6%         Quarterly
Shoshone Partners, L.P.                                    17,299,000         21,485,000        3.4%         Annually
Thruway Partners, L.P.                                     24,068,756         31,462,557        5.0%         Quarterly
                                                        -------------      -------------      -----
                                                          131,413,210        171,331,069       27.0%
                                                        -------------      -------------      -----
GLOBAL
Asian Century Quest Fund (QP), L.P.                        19,000,000         26,033,473        4.1%         Quarterly
Calypso Qualified Partners, L.P.                           18,500,000         24,158,090        3.8%         Monthly
Lansdowne European Strategic Equity Fund, L.P.             22,500,000         26,027,363        4.1%         Monthly
                                                        -------------      -------------      -----
                                                           60,000,000         76,218,926       12.0%
                                                        -------------      -------------      -----
TOTAL INVESTMENT FUNDS                                    477,636,433        618,806,876       97.5%
                                                        -------------      -------------      -----

AFFILIATED INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund     39,949,529         39,949,529        6.3%         Daily
                                                        -------------      -------------      -----
TOTAL INVESTMENTS                                       $ 517,585,962        658,756,405      103.8%
                                                        =============      -------------      -----
LIABILITIES IN EXCESS OF OTHER ASSETS                                        (24,276,177)      (3.8)%
                                                                           -------------      -----
TOTAL NET ASSETS                                                           $ 634,480,228      100.0%
                                                                           =============      =====

+ The Investment Funds provide for periodic redemptions, with lock-up provisions up to two years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provision.

At December 31, 2007, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $517,585,962. At December 31, 2007, accumulated net unrealized appreciation on investment funds was $141,170,443, consisting of $141,170,443 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2 -- CONTROLS AND PROCEDURES.
          (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

          (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

          Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            MELLON OPTIMA L/S STRATEGY FUND, LLC

                                            By:    /s/ STEVEN M. ANDERSON
                                                   ----------------------------
                                                   Steven M. Anderson
                                                   Treasurer

                                            Date:  February 28, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            By:    /s/ STEVEN M. ANDERSON
                                                   ----------------------------
                                                   Steven M. Anderson
                                                   Treasurer

                                            Date:  February 28, 2008


                                            By:    /s/ J. DAVID OFFICER
                                                   ----------------------------
                                                   J. David Officer
                                                   President

                                            Date:  February 28, 2008